Capital Stock and Changes in Capital Accounts, textuals 1 (Details) - Equity Incentive Plan 2014 - shares	Dec. 31, 2019	May 31, 2018	Nov. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Incentive Plan, Number of Shares Authorized		13,000,000	5,000,000
Common Stock Capital Shares Reserved For Future Issuance	7,124,759